Balance Sheet Details - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Property and equipment, Gross		$ 7,877	$ 7,625
Less accumulated depreciation and amortization		(6,024)	(5,345)
Property and equipment, Net	$ 1,386	1,853	2,280
Computer and Office Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, Gross		543	425
Scientific and Laboratory Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, Gross		5,631	5,494
Tenant Improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, Gross		$ 1,703	$ 1,706